Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	€ 1,361,298	€ 1,273,787
Trade accounts and other receivables from unrelated parties	3,558,731	3,574,270
Accounts receivable from related parties	87,318	140,072
Inventories	2,335,440	2,296,214
Other current assets	956,049	919,112
Assets held for sale	48,176
Total current assets	8,347,012	8,203,455
Property, plant and equipment	3,953,840	4,152,682
Right-of-use assets	3,976,932	4,187,126
Intangible assets	1,400,533	1,518,677
Goodwill	15,423,273	15,791,181
Deferred taxes	313,831	312,679
Investment in equity method investees	696,388	773,724
Other non-current assets	848,329	814,590
Total non-current assets	26,613,126	27,550,659
Total assets	34,960,138	35,754,114
Liabilities
Accounts payable to unrelated parties	720,307	813,255
Accounts payable to related parties	98,905	118,083
Current provisions and other current liabilities	3,337,507	3,355,144
Short-term debt from unrelated parties	901,334	665,013
Short-term debt from related parties	3,000	4,000
Current portion of long-term debt	701,222	694,062
Current portion of lease liabilities from unrelated parties	627,003	649,844
Current portion of lease liabilities from related parties	24,964	23,981
Income tax liabilities	193,106	143,932
Liabilities directly associated with assets held for sale	16,829
Total current liabilities	6,624,177	6,467,314
Long-term debt, less current portion	6,997,112	7,170,734
Lease liabilities from unrelated parties, less current portion	3,685,222	3,875,216
Lease liabilities from related parties, less current portion	125,933	129,722
Non-current provisions and other non-current liabilities	1,151,352	1,183,910
Pension liabilities	544,845	514,219
Income tax liabilities	37,343	27,345
Deferred taxes	863,968	936,475
Total non-current liabilities	13,405,775	13,837,621
Total liabilities	20,029,952	20,304,935
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of June 30, 2023 (December 31, 2022: 293,413,449)	293,413	293,413
Additional paid-in capital	3,371,128	3,372,799
Retained earnings	10,643,220	10,711,709
Accumulated other comprehensive income (loss)	(779,544)	(388,468)
Total FMC AG & Co. KGaA shareholders' equity	13,528,217	13,989,453
Noncontrolling interests	1,401,969	1,459,726
Total equity	14,930,186	15,449,179
Total liabilities and equity	€ 34,960,138	€ 35,754,114